Note Payable - Officer (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Note Payable - Officer [Abstract]
Note payable, initiation date	May 10, 2012
Note payable, expiration date	May 10, 2013
Note payable, maximum incremental borrowing	$ 5,000
Note payable, credit limit	25,000
Note payable, interest rate	5.00%
Note payable, default interest rate	15.00%
Note payable	22,500
Accrued interest	$ 513